Property, plant and equipment (Parenthetical) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange and other movements	£ (452)	£ (159)	[1]
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange and other movements	£ 243	150	[1]
Barclay's Africa Banking Group Limited (BAGL) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange and other movements		627
Barclay's Africa Banking Group Limited (BAGL) [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange and other movements		1,066
Barclay's Africa Banking Group Limited (BAGL) [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange and other movements		£ 439

[1]	Includes property, plant and equipment relating to BAGL of £ 627 m (cost of £ 1,066 m less accumulated depreciation of £ 439 m) which was reclassified to held for sale.